Note 11 - Other Comprehensive Income (Details) - Other Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Change in net unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during period, pretax	$ (26,280,225)		$ 12,580,096
Unrealized holding gains (losses) arising during period, tax	(9,697,464)		4,219,487
Unrealized holding gains (losses) arising during period, net of tax	(16,582,761)		8,360,609
Reclassification adjustment for gains included in income, pretax	(2,499,511)	[1]	(484,813)	[1]
Reclassification adjustment for gains included in income, tax	(319,944)	[2]	(92,394)	[2]
Reclassification adjustment for gains included in income, net of tax	(2,179,567)		(392,419)
Adjustment for effect of deferred acquisition costs, pretax	894,503		(325,260)
Adjustment for effect of deferred acquisition costs, tax	304,130		(110,588)
Adjustment for effect of deferred acquisition costs, net of tax	590,373		(214,672)
Net unrealized gains (losses) on investments, pretax	(27,885,233)		11,770,023
Net unrealized gains (losses) on investments, tax	(9,713,278)		4,016,505
Net unrealized gains (losses) on investments, net of tax	(18,171,955)		7,753,518
Change in defined benefit pension plan:
Actuarial net gain (loss) on pension plan, pretax	2,839,812		(885,028)
Actuarial net gain (loss) on pension plan, tax	965,536		(300,910)
Actuarial net gain (loss) on pension plan, net of tax	1,874,276		(584,118)
Amortization of actuarial net loss in net periodic pension cost, pretax	772,646	[3]	913,378	[3]
Amortization of actuarial net loss in net periodic pension cost, tax	262,700	[2]	310,549	[2]
Amortization of actuarial net loss in net periodic pension cost, net of tax	509,946		602,829
Curtailment of defined benefit pension plan			1,760,623
Curtailment of defined benefit pension plan			598,612
Curtailment of defined benefit pension plan			1,162,011
Net change in defined benefit pension plan, pretax	3,612,458		1,788,973
Net change in defined benefit pension plan, tax	1,228,236		608,251
Net change in defined benefit pension plan, net of tax	2,384,222		1,180,722
Total other comprehensive income (loss), pretax	(24,272,775)		13,558,996
Total other comprehensive income (loss), tax	(8,485,042)		4,624,756
Total other comprehensive income (loss), net of tax	$ (15,787,733)		$ 8,934,240

[1]	These items appear within net realized gains on investments in the consolidated income statements.
[2]	These items appear within federal income taxes in the consolidated income statements.
[3]	These items are included in the computation of net periodic benefit cost (see Note 6).